Concentrations of Credit Risk and Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Jinan [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	12.81%	[1]		[1]
Entity A, a related party [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	28.21%		40.25%	[1]	35.19%	[1]
Jiangshan Town [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]	35.87%		31.70%
Beijing Aritime [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]		[1]	13.34%

[1]	Less than 10%